Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of Plan	DESCRIPTION OF PLAN
The following description of the Central Garden & Pet Company Investment Growth Plan (the “Plan”) provides only general information. Participants should refer to the summary plan description or plan document, as amended, for a more complete description of plan provisions.
General – The Plan is a defined contribution plan that was established to provide benefits to eligible employees of Central Garden & Pet Company (the “Plan Sponsor”) and certain participating employers (collectively the “Company” or “Employers”), as provided in the plan document. The Plan is subject to provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). The Plan Sponsor has appointed the Plan Administrative Committee to carry out the duties of ERISA and serve as the Plan administrator.
Eligibility – Employees of the Company are eligible to participate in the Plan upon reaching age 18.
Effective January 1, 2025, the Plan was amended to exclude employees who became employees of the Plan Sponsor as a result of a merger or acquisition and who participate in a SIMPLE IRA. Effective January 1, 2025, the Plan was amended to provide that employees who were acquired as a result of the Plan Sponsor’s acquisition of Leading Edge Associates Inc. and Leading Edge Aerial Technologies Inc. (“Acquired Companies”), are credited for prior service with the Acquired Companies, for vesting and eligibility purposes under the Plan.
Participant contributions – Eligible participants may make contributions starting at 1% of their eligible pre-tax or after-tax compensation (as Roth contributions) subject to the annual dollar maximum set by the Internal Revenue Service (“IRS”).

The contribution limit for highly compensated employees, defined as those whose annual earnings equal at least $160,000 in 2025, is subject to contribution limits that may vary from year to year. The Plan Sponsor has the right to further limit these contributions to conform to applicable regulations. Unless elected otherwise, eligible participants are automatically enrolled to contribute 3% of their eligible compensation as pre-tax contributions subject to the IRS limitation. Participants may make a contribution from any cash bonus but the deferral election should be made prior to the payment of such cash bonus. Participants are allowed to make rollover contributions representing distributions from other qualified plans.
Employers contributions – The Company makes basic matching contributions at a rate of 100% of the participant’s annual deferrals (not to exceed the IRS deferral limits), up to 3% of the participant’s eligible compensation. The basic matching contributions are paid at the end of each quarter and are subject to a true-up provision at the end of the plan year. Only those participants employed as of the last day of the quarter are eligible to receive the basic matching contributions. The basic matching contributions may be made in cash or in shares of the Plan Sponsor’s Class A Common Stock, as determined by the Plan Sponsor’s Board of Directors. For the year ended December 31, 2025, the basic matching contributions were made in shares of the Plan Sponsor’s Class A Common Stock and totaled approximately $8,010,000 net of forfeitures.
The Company may also elect to contribute discretionary contributions on behalf of certain non-highly compensated employees, as defined in the plan document. The Company contributed approximately $1,439,000 in discretionary contributions to a certain eligible class of non-highly compensated employees during the year ended December 31, 2025.
Participant accounts – Each participant’s account is credited with the participant’s contribution, the Company's contributions, if any, and any income, gains, or losses attributable to the investment mix of the account. Participants may direct the investment of their account balances into various investment options offered by the Plan. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Vesting - Participants are immediately vested in their salary deferrals and voluntary contributions, plus actual earnings thereon. Vesting in Company's contributions and earnings thereon is based on years of continuous service and increases in increments of 20% per year until fully vested after five years of credited service.
Notes receivable from participants – Participants may borrow up to 50% of their vested account balance, with a minimum borrowing of $500 and a maximum of $50,000. Maturities on notes receivable are for a maximum of five years, unless the participant’s loan is used to acquire a primary residence, in which case the repayment period may be up to 10 years. Participants are allowed to have only one note receivable outstanding at a time. Notes receivable are secured by the participant’s vested balances and bear interest at prime plus 2% at the time of the borrowing. Loan repayments generally must be repaid from payroll deductions; however, upon termination participants may continue making loan repayments directly to the Plan, over the loan term. Notes receivable as of December 31, 2025 carry interest rates ranging from 5.25% to 10.50%, with various maturities through September 2034.

Payment of benefits – Distributions and withdrawals are payable upon retirement, termination, disability, or death. The Plan permits in-service and hardship withdrawals under certain conditions, as described in the plan document. Upon termination, if a participant’s balance is equal to or less than $1,000, the balance is distributed immediately in a lump-sum cash payment. Unless elected otherwise by the participant following his or her termination of employment, if a participant’s vested account balance is greater than $1,000 and up to $7,000, the balance may be automatically rolled over into an individual retirement account, preselected by the Plan administrator. A participant whose vested Plan accounts exceed $7,000 may leave the funds in the Plan or elect either a distribution paid in the form of a lump-sum cash payment, a distribution in Plan Sponsor stock, a direct rollover into another qualified plan, or other distribution methods as described in the plan document.
Forfeitures – Forfeitures represent the non-vested portion of a participant’s account that is lost upon termination of employment. Forfeitures are retained in the Plan and are used to pay administrative expenses and reduce the Company contributions. As of December 31, 2025 and 2024, forfeited non-vested account balances totaled approximately $978,000 and $461,000, respectively. During 2025, forfeitures of approximately $97,000 and $159,000 were used to pay administrative expenses and reduce the Company contributions, respectively.

Excess contributions payable - Excess contributions payable represents amounts that were refunded to participants after year end to comply with regulatory contribution limitations or compliance testing.